Discontinued Operations and Related Assets Held for Sale - Narratives (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 03, 2017	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from divestitures			$ 0	$ 27,254	$ 15,889
Discontinued Operations, Held-for-sale [Member] | Engineered Solutions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment			$ 0	5,300	119,907
Cash received from divestitures				$ 27,254	$ 15,889
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Fiber Materials Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from divestitures		$ 15,900
Loss on sale of business		200
Potential Proceeds from Business Divested		$ 8,500
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Advanced Energy Technologies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from divestitures	$ 28,500